Schedule of Investments PIMCO Corporate & Income Opportunity Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.6%
Aligned Data Centers International LP 7.538% due 12/18/2029 «~		$10,300	$10,381
Altar Bidco, Inc. 9.578% due 02/01/2030 ~		3,450	3,313
Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	198	220
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$16,376	15,885
AP Core Holdings II LLC 9.778% (TSFR1M + 5.500%) due 09/01/2027 ~		33,392	32,568
Bausch Health Cos., Inc. 10.413% (TSFR1M + 6.250%) due 10/08/2030 ~		21,945	21,677
BDO USA PC 9.223% (TSFR1M + 5.000%) due 08/31/2028 «~		6,773	6,831
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~		26,614	23,089
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		2,209	2,203
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~		15,761	15,795
Clover Holdings SPV III LLC 15.000% due 12/09/2027		615	633
Comexposium TBD% (EUR012M + 0.000%) due 03/28/2026 «~	EUR	24,800	35,522
Coreweave Compute Acquisition Co. IV LLC TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$27,000	27,781
Cyberswift U.S. Finco LLC TBD% due 09/23/2032		2,900	2,902
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,087	1,087
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		4,913	4,999
Dun & Bradstreet Corp.
TBD% due 08/26/2032 «µ		493	490
TBD% (TSFR1M + 5.500%) due 08/26/2032 «~		4,927	4,899
Encina Private Credit LLC TBD% - 8.333% due 11/30/2025 «µ		4,166	4,045
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		10,293	7,462
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	6,002
Envision Healthcare Corp. 12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		$24,629	25,368
Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~		19,300	19,241
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~		1,200	1,197
TBD% (TSFR3M + 7.250%) due 09/13/2029 ~		750	755
First Brands Group LLC
TBD% - 9.570% (TSFR3M + 5.000%) due 03/30/2027 ^~(d)		2,964	1,080
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~		21,094	21,083
Galaxy U.S. Opco, Inc. (10.058% Cash) 10.058% (TSFR3M + 5.750%) due 07/31/2030 ~		5,603	5,119
Gateway Casinos & Entertainment Ltd. 10.276% (TSFR3M + 6.250%) due 12/18/2030 ~		14,035	14,048
Gray Television, Inc. 9.530% (TSFR1M + 5.250%) due 06/04/2029 ~		148	148
Gryphon Acquire NewCo LLC 6.879% (TSFR6M + 3.000%) due 09/13/2032 ~		2,800	2,811
iHeartCommunications, Inc. 10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		1,895	1,661
INEOS U.S. Finance LLC
7.163% (TSFR1M + 3.000%) due 02/07/2031 ~		2,163	1,949
7.413% (TSFR1M + 3.250%) due 02/18/2030 ~		5,020	4,562
ION Platform Finance U.S., Inc. TBD% due 09/30/2032		12,200	12,078
Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~µ		3,463	3,569
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		25,911	21,649
J&J Ventures Gaming LLC 9.278% (TSFR1M + 5.000%) due 04/26/2028 «~		3,178	3,210
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		189	154
Lealand Finance Co. BV (5.278% Cash) 5.278% due 12/31/2027 ~		2,403	1,722

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Lumen Technologies, Inc. 6.628% (TSFR1M + 2.350%) due 04/15/2030 ~		15,969	15,889
Magenta Security Holdings LLC
10.558% (TSFR3M + 6.250%) due 07/27/2028 ~		283	288
11.318% (TSFR3M + 6.750%) due 07/27/2028 ~		297	244
Magenta Security Holdings LLC (10.818% Cash) 10.818% (TSFR3M + 6.250%) due 07/27/2028 ~		1,378	284
Magenta Security Holdings LLC (11.568% Cash) 11.568% (TSFR3M + 7.000%) due 07/27/2028 ~		388	172
McAfee LLC 7.223% (TSFR1M + 3.000%) due 03/01/2029 ~		6,317	6,053
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(c)		4,298	1,263
MH Sub I LLC 8.413% (TSFR1M + 4.250%) due 12/31/2031 ~		5,955	5,493
MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~		16,497	16,497
9.170% (TSFR3M + 4.600%) due 12/31/2030 ~		24,327	22,421
Obol France 3 SAS 7.193% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	12,437	14,383
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	16,450	22,133
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~		$37,020	31,317
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	6,500	3,587
Project Alpha Intermediate Holding, Inc. 7.252% (TSFR3M + 3.250%) due 10/26/2030 ~		$5	5
Project Nova 7.250% due 08/31/2026 «		500	500
Promotora de Informaciones SA 7.494% (EUR003M + 5.470%) due 12/31/2029 «~	EUR	57,292	66,255
Proofpoint, Inc.
TBD% due 08/31/2028		$1,100	1,106
TBD% (TSFR1M + 3.000%) due 08/31/2028 ~		794	798
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		9,300	9,263
SCUR-Alpha 1503 GmbH 9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		8,290	7,661
Softbank Vision Fund II TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		17,900	17,900
Spruce Bidco II, Inc.
TBD% - 0.500% due 01/30/2032 «µ		764	764
TBD% - 0.500% (JY0003M + 5.250%) due 01/30/2032 «~	JPY	65,443	448
TBD% - 0.500% (CDOR06 + 5.000%) due 01/30/2032 «~	CAD	612	444
TBD% - 0.500% (TSFR6M + 5.000%) due 01/30/2032 «~		$3,381	3,415
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	54,168	19,355
Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~		15,900	18,411
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$17,487	16,634
Stonepeak Bayou Holdings LP TBD% due 09/24/2032 «		6,200	6,200
Subcalidora 2 7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	18,000	21,239
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		$48,109	47,076
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		57,744	55,281
Unicorn BAY 13.000% due 12/31/2026 «	HKD	102,737	13,367
Westmoreland Coal Co. 8.000% due 03/15/2029 «		$1,353	548
X Corp.
9.500% due 10/26/2029		4,350	4,370
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		30,150	29,618

Total Loan Participations and Assignments (Cost $864,775)			849,870

CORPORATE BONDS & NOTES 42.4%
BANKING & FINANCE 6.8%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		450	450
Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		600	645
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		300	316
Antares Holdings LP 6.350% due 10/23/2029 (l)		1,150	1,176
Armor Holdco, Inc. 8.500% due 11/15/2029		13,000	12,983
Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		350	373
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		250	272

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Bayou Re Ltd. 12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		300	321
BGC Group, Inc. 6.600% due 06/10/2029 (l)		1,300	1,353
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	7,100	8,578
Bonanza RE Ltd. 3.970% (MSMMUSTF) due 01/08/2026 ~		$250	243
Cape Lookout Re Ltd. 12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		2,200	2,299
CI Financial Corp. 7.500% due 05/30/2029 (l)		3,000	3,198
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		300	33
3.125% due 10/22/2025 ^(d)		200	21
4.800% due 08/06/2030 ^(d)		200	21
6.150% due 09/17/2049 ^(d)		200	22
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,900	885
Credit Suisse AG AT1 Claim		$6,636	863
Diversified Healthcare Trust 7.250% due 10/15/2030		900	916
East Lane Re VII Ltd. 12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		300	305
Encore Capital Group, Inc. 6.625% due 04/15/2031 (b)		5,600	5,587
EPR Properties 3.750% due 08/15/2029 (l)		100	96
Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		1,500	1,584
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		1,500	1,581
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		1,500	1,580
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (l)		400	408
6.500% due 06/04/2029 (l)		600	626
Ford Motor Credit Co. LLC
5.918% due 03/20/2028 (l)		800	814
6.183% (SOFRRATE + 2.030%) due 03/20/2028 ~(l)		2,400	2,401
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		400	400
GSPA Monetization Trust 6.422% due 10/09/2029		3,350	3,382
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (l)		2,800	2,878
6.375% due 07/01/2034 (l)		2,400	2,444
Hampton Roads PPV LLC 6.171% due 06/15/2053 (l)		1,800	1,557
Hestia Re Ltd.
4.004% (T-BILL 1MO + 0.100%) due 04/22/2029 ~		54	30
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		250	256
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		250	260
Hudson Pacific Properties LP
3.250% due 01/15/2030 (l)		300	258
4.650% due 04/01/2029 (l)		400	373
5.950% due 02/15/2028 (l)		1,100	1,086
Integrity RE III Ltd.
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	426
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		350	393
Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		1,100	1,208
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		1,100	1,227
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •(l)		14,304	16,886
ION Platform Finance SARL
6.500% due 09/30/2030 (b)	EUR	700	822
6.875% due 09/30/2032 (b)		600	704
ION Platform Finance U.S., Inc. 0.000% due 09/30/2032 (b)		$4,000	3,974
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	821	962
Kona Spc Ltd. 5.718% due 09/15/2026 «•		1,800	2,113
Long Walk Reinsurance Ltd. 14.142% (T-BILL 3MO + 10.240%) due 01/30/2031 ~		$1,900	1,935
Longleaf Pine Re Ltd. 21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		350	391
Luca RE Ltd. 11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		1,000	1,000
Marex Group PLC 6.404% due 11/04/2029 (l)		900	928
Nature Coast Re Ltd. 13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		300	314
New Immo Holding SA 3.250% due 07/23/2027	EUR	3,000	3,475
Nissan Motor Acceptance Co. LLC 6.226% (SOFRINDX + 2.050%) due 09/13/2027 ~		$1,100	1,098

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Palm RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		400	423
Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		850	881
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,200	2,291
Purple Re Ltd. 13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		400	425
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (l)		1,800	1,984
Sanders Re III Ltd. 16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		3,241	2,026
Service Properties Trust 0.000% due 09/30/2028 (g)		1,700	1,501
Starwood Property Trust, Inc. 5.250% due 10/15/2028 (b)		2,100	2,102
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	21,922	6,763
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$500	521
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		400	416
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		400	408
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (l)		23,466	21,269
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029		900	846
8.625% due 06/15/2032		4,700	4,493
10.500% due 02/15/2028 (l)		7,980	8,410
Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,100	1,110
13.154% (JMMMUSTF + 9.250%) due 12/07/2028 ~		2,300	2,401
Veraison Re Ltd. 8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		9,172	0
Winston RE Ltd.
14.114% (BNMMDTSC + 10.210%) due 02/26/2031 ~		280	301
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		1,700	1,836

			161,390

INDUSTRIALS 32.2%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		64	61
5.250% due 10/01/2030 (l)		755	773
Altice France Holding SA
8.000% due 05/15/2027	EUR	10,000	4,262
10.500% due 05/15/2027		$19,600	7,108
Altice France SA
3.375% due 01/15/2028	EUR	700	709
4.000% due 07/15/2029		1,800	1,827
5.125% due 01/15/2029		$2,600	2,238
5.125% due 07/15/2029		2,400	2,062
5.500% due 01/15/2028		8,000	7,080
5.500% due 10/15/2029		4,000	3,480
5.875% due 02/01/2027	EUR	700	744
8.125% due 02/01/2027		$1,100	1,052
ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,600	2,009
12.250% due 03/30/2029		$3,100	3,339
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		4,500	4,410
Beignet 6.850% due 06/01/2049 «(b)		47,400	47,400
BKV Upstream Midstream LLC 7.500% due 10/15/2030		1,200	1,200
Block, Inc. 6.000% due 08/15/2033		1,200	1,230
British Airways Pass-Through Trust 4.250% due 05/15/2034		44	43
Burberry Group PLC 5.750% due 06/20/2030	GBP	4,529	6,122
Carvana Co. 9.000% due 06/01/2031		$6,600	7,478
Centene Corp.
2.450% due 07/15/2028 (l)		1,600	1,488
3.000% due 10/15/2030 (l)		1,400	1,252
3.375% due 02/15/2030 (l)		2,730	2,513
4.250% due 12/15/2027 (l)		800	786
4.625% due 12/15/2029		200	194
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		1,340	1,183
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029		2,890	2,499
Cheplapharm Arzneimittel GmbH 7.500% due 05/15/2030 (l)	EUR	15,400	18,751

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Chord Energy Corp. 6.000% due 10/01/2030		$2,800	2,782
CHS/Community Health Systems, Inc.
9.750% due 01/15/2034		6,510	6,678
10.875% due 01/15/2032		3,800	4,029
Cleveland-Cliffs, Inc. 7.625% due 01/15/2034		1,200	1,237
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		17,500	17,023
7.000% due 06/15/2027		4,155	4,147
CoreWeave, Inc. 9.000% due 02/01/2031		5,200	5,336
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,038	1,107
DISH DBS Corp.
5.250% due 12/01/2026		24,092	23,693
5.750% due 12/01/2028		34,300	32,910
7.750% due 07/01/2026		18,800	18,646
Ecopetrol SA
4.625% due 11/02/2031 (l)		15,100	13,553
7.750% due 02/01/2032 (l)		38,400	39,761
8.375% due 01/19/2036		620	641
Energizer Holdings, Inc. 6.000% due 09/15/2033		4,900	4,798
Flora Food Management BV 6.875% due 07/02/2029	EUR	2,800	3,293
Ford Motor Co. 7.700% due 05/15/2097 (l)		$16,931	17,896
Greene King Finance PLC 5.905% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	435
Grupo Nutresa SA 8.000% due 05/12/2030 (l)		$1,730	1,855
HCA, Inc. 7.500% due 11/15/2095 (l)		4,516	5,032
HF Sinclair Corp. 6.250% due 01/15/2035 (l)		4,900	5,125
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034		100	102
Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		21,653	21,653
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(k)		15,564	25,180
Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	5,200	6,122
6.750% due 10/15/2031		3,500	4,148
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (l)		$8,480	8,608
Kodiak Gas Services LLC
6.500% due 10/01/2033		2,200	2,241
6.750% due 10/01/2035		1,500	1,541
Kronos International, Inc. 9.500% due 03/15/2029	EUR	8,500	10,550
Manuchar Group SARL 7.014% due 07/07/2032 •		1,700	1,974
Motion Finco SARL 8.375% due 02/15/2032		$1,000	866
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		4,750	2,969
11.750% due 10/15/2028 «		300	213
Nissan Motor Co. Ltd.
4.810% due 09/17/2030		21,100	19,891
7.500% due 07/17/2030		1,500	1,575
Noble Finance II LLC 8.000% due 04/15/2030 (l)		30,400	31,488
NPC Ukrenergo 6.875% due 11/09/2028		1,000	797
Ocado Group PLC
10.500% due 08/08/2029	GBP	4,950	6,653
11.000% due 06/15/2030 (l)		8,650	11,703
Petroleos Mexicanos
6.700% due 02/16/2032		$13,994	13,877
6.840% due 01/23/2030		2,300	2,341
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		4,400	4,581
Rede D'or Finance SARL 6.450% due 09/09/2035 (l)		3,500	3,598
Repsol E&P Capital Markets U.S. LLC
5.204% due 09/16/2030		1,500	1,512
5.976% due 09/16/2035		1,200	1,223
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,412
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031 (l)		$60	56
4.100% due 10/01/2029		834	793
Sunoco LP 5.625% due 03/15/2031 (l)		4,400	4,370

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	10	16
Thames Water Utilities Finance PLC 6.500% due 02/09/2034		100	95
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		1	1
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		$3,174	2,793
5.750% due 09/30/2039 (l)		16,623	16,864
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030	EUR	4,000	4,485
Tronox, Inc. 9.125% due 09/30/2030		$2,200	2,157
U.S. Renal Care, Inc. 10.625% due 06/28/2028		3,751	3,282
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	7,000	7,676
United Airlines Pass-Through Trust
2.700% due 11/01/2033 (l)		$151	139
4.150% due 02/25/2033 (l)		63	62
Uzbekneftegaz JSC 8.750% due 05/07/2030		9,450	10,117
Valaris Ltd. 8.375% due 04/30/2030		32,291	33,536
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	250,000	16,861
Vedanta Resources Finance II PLC 9.125% due 10/15/2032 (b)		$3,900	3,900
Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	7,041
8.125% due 06/01/2028		2,400	2,486
9.500% due 02/01/2029		12,279	13,539
9.875% due 02/01/2032		5,760	6,275
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		2,100	2,212
6.750% due 01/15/2036		2,300	2,444
Viridien
8.500% due 10/15/2030	EUR	6,500	7,928
10.000% due 10/15/2030 (l)		$14,700	15,122
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	10,400	12,563
7.750% due 04/15/2032		$9,800	10,308
Wayfair LLC
7.250% due 10/31/2029 (l)		2,900	2,997
7.750% due 09/15/2030 (l)		26,350	27,700
WBI Operating LLC
6.250% due 10/15/2030 (b)		2,300	2,303
6.500% due 10/15/2033 (b)		7,000	6,991
Weatherford International Ltd. 6.750% due 10/15/2033 (b)		3,700	3,705
Yinson Bergenia Production BV 8.498% due 01/31/2045		3,900	4,191
Yinson Boronia Production BV 8.947% due 07/31/2042		3,434	3,827

			768,923

UTILITIES 3.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033		1,300	1,361
Edison International
5.250% due 11/15/2028 (l)		3,531	3,560
6.250% due 03/15/2030 (l)		600	624
FORESEA Holding SA 7.500% due 06/15/2030		1,346	1,319
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033		2,200	2,221
NGD Holdings BV 6.750% due 12/31/2026		964	877
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)		34,945	23,064
OI SA (8.500% PIK) 8.500% due 12/31/2028 (c)		68,637	2,059
Orazul Energy Peru SA 6.250% due 09/17/2032		4,100	4,168
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (l)		257	207
Peru LNG SRL 5.375% due 03/22/2030		13,874	13,324
Qwest Corp. 7.375% due 05/01/2030		6,900	6,799
SW Finance I PLC
1.625% due 03/30/2027	GBP	6,580	8,307

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

2.375% due 05/28/2028		9,960	12,276

			80,166

Total Corporate Bonds & Notes (Cost $1,065,318)			1,010,479

CONVERTIBLE BONDS & NOTES 2.0%
INDUSTRIALS 2.0%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	37,700	42,436
DISH Network Corp. 3.375% due 08/15/2026		$5,900	5,714

Total Convertible Bonds & Notes (Cost $47,871)			48,150

MUNICIPAL BONDS & NOTES 0.7%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		2,100	2,204

CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041		100	79
3.850% due 06/01/2050		45	41
4.214% due 06/01/2050		2,400	1,781

			1,901

MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		6,423	5,060

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		78,700	7,355

Total Municipal Bonds & Notes (Cost $20,253)			16,520

U.S. GOVERNMENT AGENCIES 5.0%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 6.154% due 11/25/2055 «~		13,041	8,657
Federal Home Loan Mortgage Corp. REMICS
0.000% due 07/15/2039 - 03/15/2044 •		4,098	3,302
0.017% due 09/15/2042 •		711	403
0.080% due 02/15/2036 •		4,465	4,361
2.613% due 02/15/2034 •(a)		593	62
3.000% due 12/25/2050 (a)		6,159	1,137
3.500% due 10/15/2035 (a)		634	55
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.153% due 08/25/2057 ~		9,897	3,022
2.303% due 08/25/2058 ~		6,711	2,623
3.621% due 10/25/2058 ~		3,760	1,695
4.833% due 02/25/2059 ~		15,820	7,113
Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.856% due 01/25/2034 •		5,000	5,953
11.456% due 01/25/2042 •		800	849
11.856% due 10/25/2041 •		14,900	15,651
12.156% due 11/25/2041 •		21,368	22,660
12.856% due 02/25/2042 •		5,899	6,388
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.856% due 12/25/2041 •		7,400	7,667
10.356% due 10/25/2041 - 12/25/2041 •		19,110	19,897
10.556% due 11/25/2041 •		3,544	3,697
11.356% due 04/25/2042 •		2,600	2,794
13.856% due 03/25/2042 •		500	551
14.206% due 03/25/2042 •		600	665
Federal National Mortgage Association Interest STRIPS 5.000% due 02/25/2036 ~(a)		139	17
Federal National Mortgage Association REMICS
3.000% due 01/25/2042 (a)		55	1
3.500% due 02/25/2033 (a)		543	35
4.500% due 07/25/2050 (a)		3,484	812
Government National Mortgage Association REMICS
2.500% due 01/20/2042 •(a)		618	73
3.500% due 09/16/2041 - 06/20/2042 (a)		265	28

Total U.S. Government Agencies (Cost $119,945)			120,168

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
4.612% due 05/25/2036 •		1,363	558

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

5.422% due 01/25/2035 •		1,516	1,404
Atrium Hotel Portfolio Trust 5.948% due 12/15/2036 •		12,835	12,617
Banc of America Funding Trust
4.512% due 06/26/2036 •		3,667	3,170
5.500% due 01/25/2036		14	15
6.000% due 07/25/2037		285	242
BCAP LLC Trust
3.817% due 03/27/2036 ~		1,944	1,338
4.480% due 03/26/2037 þ		1,143	1,893
4.780% due 02/26/2036 ~		1,086	1,004
7.000% due 12/26/2036 ~		1,629	973
BCP Trust 5.462% due 06/15/2038 •		450	372
Bear Stearns ALT-A Trust
4.164% due 08/25/2036 ~		1,991	906
4.475% due 11/25/2036 ~		436	222
4.644% due 09/25/2035 ~		360	156
4.650% due 08/25/2046 ~		2,236	1,521
5.570% due 11/25/2034 ~		138	134
Benchmark Mortgage Trust 2.852% due 02/15/2054 ~		8,388	4,789
BFLD Trust
7.215% due 10/15/2035 •		930	19
7.965% due 10/15/2035 •		4,700	62
8.465% due 10/15/2035 •		4,400	20
CALI Mortgage Trust 3.957% due 03/10/2039		5,000	4,800
CD Mortgage Trust 5.688% due 10/15/2048		446	421
Chase Mortgage Finance Trust
4.838% due 12/25/2035 ~		6	5
6.000% due 02/25/2037		1,190	457
6.000% due 03/25/2037		274	144
6.000% due 07/25/2037		1,021	443
CHL Mortgage Pass-Through Trust
5.500% due 07/25/2037		406	162
6.000% due 04/25/2036		185	89
Citigroup Mortgage Loan Trust, Inc.
4.629% due 03/25/2037 ~		209	175
4.822% due 04/25/2037 ~		1,115	998
5.016% due 11/25/2035 ~		9,567	4,696
6.000% due 11/25/2036 ~		8,303	4,673
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037		936	831
CLNY Trust
6.264% due 11/15/2038 •		1,125	1,088
6.613% due 11/15/2038 •		4,100	3,964
7.309% due 11/15/2038 •		3,150	2,923
Countrywide Alternative Loan Trust
0.978% due 04/25/2037 •(a)		13,319	1,096
4.333% due 06/25/2037 ~		501	481
4.670% due 03/20/2046 •		2,051	1,919
4.812% due 08/25/2035 •		1,201	613
5.500% due 03/25/2035		376	156
5.500% due 09/25/2035		2,650	1,753
5.750% due 01/25/2035		157	157
5.750% due 02/25/2035		301	202
5.968% due 02/25/2036 •		717	563
6.000% due 02/25/2035		406	336
6.000% due 04/25/2036		1,111	479
6.000% due 05/25/2036		3,404	1,559
6.000% due 02/25/2037		1,992	984
6.000% due 04/25/2037		4,007	1,748
6.000% due 08/25/2037 •		6,248	2,941
6.250% due 10/25/2036		1,358	785
6.250% due 12/25/2036 •		2,347	949
6.500% due 08/25/2036		659	188
6.500% due 09/25/2036		307	149
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~		1,307	664
CSMC Mortgage-Backed Trust 5.750% due 04/25/2036		867	417
CSMC Trust
5.665% due 07/15/2038 •		1,000	911
8.794% due 07/15/2032 •		2,227	2,217
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	945
5.660% due 10/15/2036 •		1,000	993
Eurosail-U.K. PLC
5.455% due 06/13/2045 •	GBP	4,487	4,996
8.105% due 06/13/2045 •		1,394	1,560
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036		$942	238
GS Mortgage Securities Corp. Trust 5.397% due 07/15/2035 •		1,298	882

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

GSR Mortgage Loan Trust
4.162% due 03/25/2037 ~	1,163	568
4.480% due 11/25/2035 ~	329	279
Hilton USA Trust 2.828% due 11/05/2035	2,100	1,761
HomeBanc Mortgage Trust 5.472% due 03/25/2035 •	51	33
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037	6,532	1,975
JP Morgan Alternative Loan Trust 4.122% due 03/25/2037 ~	3,643	3,120
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •	976	963
5.507% due 04/15/2037 •	5,858	5,747
5.805% due 06/15/2038 •	1,100	1,016
7.235% due 10/05/2040	1,600	1,695
7.448% due 02/15/2035 •	4,772	4,577
JP Morgan Mortgage Trust
4.530% due 06/25/2036 ~	243	160
5.466% due 02/25/2036 ~	677	447
5.485% due 01/25/2037 ~	314	265
5.669% due 10/25/2035 ~	5	5
Lehman Mortgage Trust 6.000% due 07/25/2037	12	10
Lehman XS Trust 4.712% due 06/25/2047 •	1,092	1,030
MASTR Alternative Loan Trust 6.750% due 07/25/2036	2,815	942
Merrill Lynch Mortgage Investors Trust 4.440% due 03/25/2036 ~	1,629	801
Morgan Stanley Capital I Trust 6.065% due 12/15/2036 •	8,125	563
New Orleans Hotel Trust 5.787% due 04/15/2032 •	2,200	2,160
NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •	1,000	997
6.810% due 11/15/2038 •	2,500	2,438
PRET LLC 5.249% due 10/25/2055 «	13,558	13,552
PRPM LLC
5.503% due 08/25/2030 þ	2,790	2,796
6.255% due 05/25/2030 þ	932	934
6.469% due 05/25/2030 þ	932	936
RALI Trust
4.652% due 08/25/2036 •	248	251
4.732% due 05/25/2037 •	147	127
6.000% due 08/25/2036	228	198
6.000% due 05/25/2037	857	718
RBSSP Resecuritization Trust
4.492% due 10/27/2036 •	3,609	1,150
4.677% due 08/27/2037 •	8,000	3,804
Residential Asset Securitization Trust
5.750% due 02/25/2036	293	97
6.000% due 02/25/2037	1,475	567
6.250% due 09/25/2037	4,654	1,728
RFMSI Trust 4.898% due 02/25/2037 ~	1,241	812
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037	3,400	3,180
STARM Mortgage Loan Trust
5.958% due 02/25/2037 ~	130	112
6.236% due 04/25/2037 ~	121	57
6.614% due 02/25/2037 ~	877	810
Structured Adjustable Rate Mortgage Loan Trust
4.322% due 01/25/2036 ~	3,388	1,830
4.652% due 07/25/2035 ~	652	574
5.095% due 11/25/2036 ~	1,597	1,219
Structured Asset Mortgage Investments II Trust 4.392% due 08/25/2036 •	60	54
VASA Trust 5.165% due 07/15/2039 •	1,000	980
Wachovia Mortgage Loan Trust LLC 1.670% due 08/25/2036 •	2,094	689
WaMu Mortgage Pass-Through Certificates Trust
3.866% due 10/25/2036 ~	488	432
3.903% due 07/25/2037 ~	325	292
4.108% due 02/25/2037 ~	401	345
4.662% due 07/25/2037 ~	689	628
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.993% due 05/25/2047 •	27	43
6.000% due 10/25/2035	765	609
6.000% due 03/25/2036	808	801
6.000% due 02/25/2037	2,170	1,854
Wells Fargo Commercial Mortgage Trust 5.575% due 09/15/2040 ~	500	504

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

WSTN Trust
7.958% due 07/05/2037 ~	3,700	3,765
8.748% due 07/05/2037 ~	3,700	3,726
10.174% due 07/05/2037 ~	3,000	3,045

Total Non-Agency Mortgage-Backed Securities (Cost $201,825)		172,936

ASSET-BACKED SECURITIES 5.9%
AUTOMOBILE ABS OTHER 0.4%
Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	4,368	4,386
6.942% due 06/15/2033	1,162	1,169
10.219% due 06/15/2033	3,299	3,334

		8,889

CMBS OTHER 0.0%
LNR CDO III Ltd. 4.560% due 02/28/2043 •	3,114	19
N-Star REL CDO VIII Ltd. 4.669% due 02/01/2041 •	220	0

		19

HOME EQUITY OTHER 3.5%
ABFC Trust
5.217% due 07/25/2034 •	87	87
5.247% due 06/25/2035 •	993	943
5.322% due 03/25/2035 •	67	59
5.442% due 03/25/2035 •	113	87
ACE Securities Corp. Home Equity Loan Trust
4.977% due 05/25/2035 •	56	56
5.262% due 05/25/2035 •	296	238
Aegis Asset-Backed Securities Trust
4.992% due 08/25/2035 •	39	38
5.232% due 08/25/2035 •	700	111
5.247% due 06/25/2035 •	900	272
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.187% due 09/25/2035 •	389	385
5.217% due 07/25/2035 •	24	24
5.217% due 11/25/2035 •	400	349
5.217% due 01/25/2036 •	1,100	1,029
5.247% due 05/25/2035 •	287	280
5.292% due 01/25/2036 •	1,100	973
5.622% due 03/25/2033 •	25	24
6.192% due 09/25/2034 •	2,723	2,111
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.962% due 01/25/2036 •	333	358
Asset-Backed Securities Corp. Home Equity Loan Trust
4.270% due 11/25/2035 •	700	682
5.277% due 04/25/2035 •	11	12
5.292% due 05/25/2035 •	208	206
5.352% due 04/25/2035 •	300	276
Bear Stearns Asset-Backed Securities I Trust
4.808% due 04/25/2035 •	393	395
5.201% due 12/25/2035 •	799	785
5.292% due 10/25/2035 •	136	136
Citigroup Mortgage Loan Trust, Inc. 5.247% due 10/25/2035 •	678	476
Countrywide Asset-Backed Certificates
5.262% due 05/25/2035 •	42	41
5.367% due 05/25/2035 •	136	134
Countrywide Asset-Backed Certificates Trust
4.489% due 05/25/2036 •	273	214
4.617% due 05/25/2037 •	7,854	6,440
4.707% due 02/25/2037 •	1,953	2,025
5.236% due 07/25/2035 ~	7,025	5,590
5.382% due 08/25/2035 •	242	240
Encore Credit Receivables Trust
5.007% due 07/25/2035 •	79	74
5.322% due 07/25/2035 •	232	195
FBR Securitization Trust
5.202% due 09/25/2035 •	1,900	1,714
5.247% due 11/25/2035 •	1,000	579
Fremont Home Loan Trust
4.422% due 01/25/2037 •	4,929	2,282
4.752% due 02/25/2036 •	12,816	9,166
4.947% due 01/25/2036 •	1,400	1,173
5.232% due 04/25/2035 •	1,300	1,132
5.337% due 06/25/2035 •	144	142
GSAMP Trust
4.412% due 12/25/2036 •	1,182	632
4.672% due 01/25/2047 •	248	126

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
4.592% due 07/25/2037 •		2,251	1,267
4.977% due 03/25/2036 •		302	243
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 þ		92	24
Long Beach Mortgage Loan Trust
5.187% due 08/25/2035 •		1,000	916
5.397% due 04/25/2035 •		1,900	1,860
8.772% due 10/25/2034 •		3,608	3,198
MASTR Asset-Backed Securities Trust
5.172% due 10/25/2035 •		400	371
5.247% due 05/25/2035 •		45	48
5.277% due 03/25/2035 •		431	432
5.292% due 03/25/2035 •		208	167
5.322% due 05/25/2035 •		400	399
5.352% due 03/25/2035 •		479	442
Merrill Lynch Mortgage Investors Trust
3.862% due 03/25/2037 þ		5,778	1,135
4.592% due 04/25/2037 •		1,310	616
5.217% due 02/25/2036 •		154	155
5.307% due 02/25/2036 •		80	77
Morgan Stanley ABS Capital I, Inc. Trust
4.422% due 10/25/2036 •		5,149	2,688
5.307% due 03/25/2035 •		253	229
5.367% due 01/25/2035 •		261	228
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		1,996	1,105
New Century Home Equity Loan Trust
4.917% due 12/25/2035 •		314	303
4.947% due 12/25/2035 •		573	503
5.052% due 03/25/2035 •		148	148
5.217% due 06/25/2035 •		142	151
5.247% due 06/25/2035 •		291	288
5.292% due 06/25/2035 •		366	365
5.397% due 03/25/2035 •		222	220
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.187% due 05/25/2035 •		540	425
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.992% due 05/25/2035 •		33	33
5.247% due 07/25/2035 •		400	345
People's Choice Home Loan Securities Trust 5.247% due 05/25/2035 •		300	205
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	2,947
7.238% due 09/25/2037 þ		7,551	2,974
Residential Asset Securities Corporation Trust 5.217% due 12/25/2035 •		530	407
Securitized Asset-Backed Receivables LLC Trust 4.692% due 03/25/2036 •		12,203	11,759
Soundview Home Loan Trust
5.202% due 11/25/2035 •		1	1
5.247% due 11/25/2035 •		400	396
Structured Asset Investment Loan Trust 5.247% due 06/25/2035 •		3,781	3,379

			82,740

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.072% due 08/25/2037 •		2	3

			3

WHOLE LOAN COLLATERAL 0.5%
Bear Stearns Asset-Backed Securities I Trust 4.672% due 04/25/2037 •		6,325	5,416
First Franklin Mortgage Loan Trust
4.592% due 10/25/2036 •		2,523	1,665
5.322% due 03/25/2035 •		661	625
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.322% due 04/25/2035 •		117	117
PRET LLC
5.391% due 08/25/2055 þ		3,359	3,364
6.244% due 05/25/2055 þ		1,264	1,274
6.368% due 04/25/2055 þ		924	931
Securitized Asset-Backed Receivables LLC Trust 5.247% due 12/25/2034 •		146	127

			13,519

OTHER ABS 1.5%
Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	365
Apidos CLO XXVIII Ltd. 0.000% due 10/20/2038 ~		$10,135	3,738

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Belle Haven ABS CDO Ltd. 7.750% due 07/05/2046 •		324,260	747
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	866
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	682
0.000% due 03/31/2038 ~		2,441	1,494
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	97
Crown City CLO II 0.000% due 04/20/2035 ~		$1,600	650
Dryden 58 CLO Ltd. 0.000% due 07/17/2031 ~		14,311	1,021
Glacier Funding CDO III Ltd. 7.770% due 08/04/2035 •		7,164	574
GreenSky Home Improvement Trust
5.870% due 06/25/2059		833	851
6.360% due 06/25/2059		463	475
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		1,100	578
Marble Point CLO XXIII Ltd. 0.000% due 01/22/2052 ~		5,200	2,170
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	1
Pagaya AI Debt Selection Trust 3.270% due 05/15/2029		1,113	1,096
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	2,827
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,309
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	645
0.000% due 10/15/2048 «(g)		3	729
South Coast Funding V Ltd. 5.566% due 08/06/2039 •		1,077	339
Taberna Preferred Funding V Ltd. 4.963% due 08/05/2036 •		7,484	6,810
Taberna Preferred Funding VI Ltd. 4.943% due 12/05/2036 •		9,198	8,279

			36,343

Total Asset-Backed Securities (Cost $208,243)			141,513

SOVEREIGN ISSUES 7.1%
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		7,599	3,893
Argentina Republic Government International Bonds
1.000% due 07/09/2029		1,081	785
3.500% due 07/09/2041 þ		17,491	8,520
4.125% due 07/09/2046 þ		110	58
5.000% due 01/09/2038 þ		22,691	12,798
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		2,801	2,703
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	1,200	1,408
5.000% due 09/19/2032		1,000	1,161
5.625% due 02/19/2036		1,200	1,364
Dominican Republic Central Bank Notes 13.000% due 01/30/2026	DOP	37,960	615
Dominican Republic International Bonds
10.500% due 03/15/2037		1,224,100	21,084
10.750% due 06/01/2036		200,600	3,495
11.250% due 09/15/2035		58,400	1,038
Egypt Government International Bonds 6.375% due 04/11/2031	EUR	800	902
El Salvador Government International Bonds
8.625% due 02/28/2029		$6,500	6,964
9.250% due 04/17/2030		10,700	11,703
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		58	56
0.000% due 01/03/2030 (g)		135	116
5.000% due 07/03/2029 þ		871	850
5.000% due 07/03/2035 þ		1,253	1,059
Mongolia Government International Bonds 6.625% due 02/25/2030		1,100	1,120
Peru Government International Bonds
6.900% due 08/12/2037	PEN	4,600	1,386
6.950% due 08/12/2031		6,881	2,195
Republic of Uzbekistan International Bonds 5.100% due 02/25/2029	EUR	5,400	6,593
Romania Government International Bonds
5.125% due 09/24/2031		4,180	4,902
5.250% due 03/10/2030		4,100	4,963
5.250% due 05/30/2032		2,300	2,698
5.375% due 03/22/2031 (l)		3,340	3,996

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

5.625% due 02/22/2036		1,050	1,201
5.625% due 05/30/2037		2,700	3,035
5.875% due 07/11/2032 (l)		8,300	9,985
6.375% due 09/18/2033 (l)		2,200	2,712
6.750% due 07/11/2039		6,500	7,787
Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$13,400	9,380
5.875% due 09/16/2043		200	137
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	490,700	11,507
42.493% (BISTREFI) due 05/20/2026 ~		700	17
42.493% (BISTREFI) due 08/19/2026 ~		500	12
42.493% (BISTREFI) due 05/17/2028 ~		98,200	2,324
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$766	404
0.000% due 02/01/2034 þ(h)		2,861	1,191
0.000% due 02/01/2035 þ(h)		2,418	1,179
0.000% due 02/01/2036 þ(h)		2,015	980
4.500% due 02/01/2029 þ(l)		3,298	2,259
4.500% due 02/01/2034 þ		3,769	2,117
4.500% due 02/01/2035 þ		3,287	1,816
4.500% due 02/01/2036 þ		3,663	1,996
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(d)		598	146

Total Sovereign Issues (Cost $160,146)			168,610

		SHARES
COMMON STOCKS 5.0%
COMMUNICATION SERVICES 0.5%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	1,845
iHeartMedia, Inc. Class A (e)		275,106	790
iHeartMedia, Inc. Class B «(e)		213,502	539
OI SA (e)		10,875,213	1,083
Promotora de Informaciones SA Class A (e)		1,233,318	533
SES SA «(e)		460,477	5,480
Uniti Group, Inc. (e)		255,797	1,565

			11,835

CONSUMER DISCRETIONARY 0.0%
West Marine «(e)(k)		13,000	82

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(k)		97,336,701	0

FINANCIALS 0.8%
Banca Monte dei Paschi di Siena SpA		2,152,500	19,055
Intelsat SA «(e)(k)		460,477	0
MNSN Holdings, Inc. (e)(k)		8,724	523
UBS Group AG		4,114	168
XBP Global Holdings, Inc. (e)		12,238	10

			19,756

HEALTH CARE 2.4%
AmSurg Corp. «(e)(k)		1,271,774	57,416

INDUSTRIALS 1.3%
Drillco Holdings Luxembourg SA «(k)		76,260	1,652
Foresea Holdings SA «		31,696	687
Incora New Equity «(e)(k)		704,040	28,259
Mcdermott International Ltd. (e)		461	9
Westmoreland Mining Holdings «(e)(k)		44,693	17
Westmoreland Mining LLC «(e)(k)		45,087	51

			30,675

Total Common Stocks (Cost $131,556)			119,764

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «		1,687	0

FINANCIALS 0.1%
Windstream Holdings II LLC - Exp. 10/25/2059 «		275,876	1,548

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Total Warrants (Cost $1,681)		1,548

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.6%
ADLER Group SA «	3,916,182	0
AGFC Capital Trust I 6.329% (US0003M + 1.750%) due 01/15/2067 ~	1,800,000	1,217
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	110,000	98
Compeer Financial ACA 4.875% due 08/15/2026 •(i)	4,400,000	4,303
Windstream Holdings II LLC 11.000% «(e)	9,034	9,034

		14,652

INDUSTRIALS 0.5%
Clover Holdings, Inc. 0.000% «(k)	37,854	744
SVB Financial Trust
0.000% due 11/07/2032 (g)	51,920	7
11.000% due 11/07/2032	9,947	5,421
Syniverse Holdings, Inc. 12.500% «(k)	6,753,008	6,584

		12,756

Total Preferred Securities (Cost $27,805)		27,408

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.	210,228	6,856

Total Real Estate Investment Trusts (Cost $1,514)		6,856

SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (j)	544,141	544

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
4.124% due 10/14/2025 - 01/27/2026 (f)(g)(n)(p)	12,324	12,253

Total Short-Term Instruments (Cost $12,797)		12,797

Total Investments in Securities (Cost $2,863,729)		2,696,619

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 0.4%
FINANCIALS 0.4%
Unity Bancorp, Inc.	1,416,163	7,961

Total Common Stocks (Cost $8,639)		7,961

SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	3,411,163	33,221

Total Short-Term Instruments (Cost $33,216)		33,221

Total Investments in Affiliates (Cost $41,855)		41,182

Total Investments 114.8% (Cost $2,905,584)		$2,737,801
Financial Derivative Instruments (m)(o) (0.2)%(Cost or Premiums, net $(23,047))		(5,664)
Other Assets and Liabilities, net (14.6)%		(346,993)

Net Assets Applicable to Common Shareholders 100.0%		$2,385,144

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

AmSurg Corp.	11/02/2023 - 11/06/2023	$53,141	$57,416	2.41%
Clover Holdings, Inc.	12/09/2024	568	744	0.03
Drillco Holdings Luxembourg SA	06/08/2023	1,523	1,652	0.07
Incora New Equity	01/31/2025	34,199	28,259	1.18
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 08/01/2025	15,564	25,180	1.06
Intelsat SA	06/19/2017 - 08/29/2025	15,410	0	0.00
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	97	523	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc. 12.500%	05/12/2022 - 05/30/2025	6,660	6,584	0.28
West Marine	09/12/2023	187	82	0.00
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,161	17	0.00
Westmoreland Mining LLC	06/30/2023	299	51	0.00

$128,809	$120,508	5.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	1.750%	09/01/2025	TBD(2)	EUR	(2,099)	$(2,468)
4.100	09/19/2025	TBD(2)	$(7,311)	(7,321)
BRC	3.000	09/19/2025	TBD(2)	(317)	(318)
3.500	09/15/2025	TBD(2)	GBP	(1,261)	(1,698)
BYR	4.510	08/28/2025	12/01/2025	$(1,559)	(1,565)
CDC	4.460	09/11/2025	11/10/2025	(29,048)	(29,124)
4.560	09/22/2025	01/20/2026	(1,462)	(1,464)
4.660	09/18/2025	01/16/2026	(13,497)	(13,521)
4.660	09/25/2025	01/20/2026	(4,221)	(4,224)
4.660	09/25/2025	01/23/2026	(4,221)	(4,224)
4.680	08/28/2025	12/01/2025	(60,076)	(60,342)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

4.690	07/28/2025	10/28/2025	(694)	(700)
DBL	4.450	09/19/2025	10/01/2025	(7,139)	(7,150)
4.450	09/19/2025	TBD(2)	(15,280)	(15,303)
IND	4.400	09/25/2025	12/24/2025	(38,782)	(38,811)
4.400	09/30/2025	12/24/2025	(4,725)	(4,725)
4.430	09/17/2025	12/17/2025	(27)	(27)
4.580	08/12/2025	11/12/2025	(581)	(584)
MYI	2.750	09/19/2025	TBD(2)	(1,680)	(1,682)
NXN	4.700	09/30/2025	01/20/2026	(2,374)	(2,374)
4.890	09/30/2025	01/16/2026	(7,479)	(7,480)
SCX	2.150	06/17/2025	TBD(2)	EUR	(6,377)	(7,534)
SOG	4.330	09/19/2025	TBD(2)	$(10,463)	(10,478)
4.670	07/14/2025	10/14/2025	(1,530)	(1,545)
4.760	07/21/2025	10/21/2025	(1,698)	(1,715)
4.860	07/08/2025	10/08/2025	(2,526)	(2,555)
TDM	4.430	09/23/2025	TBD(2)	(13,022)	(13,035)
4.430	09/30/2025	09/30/2027	(7,984)	(7,985)
UBS	2.070	06/11/2025	TBD(2)	EUR	(3,160)	(3,734)
2.070	06/23/2025	TBD(2)	(2,235)	(2,639)
2.488	09/03/2025	12/02/2025	(6,424)	(7,556)

Total Reverse Repurchase Agreements	$(263,881)

(l)	Securities with an aggregate market value of $295,646 and cash of $81 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(68,727) at a weighted average interest rate of 4.449%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$900	$(9)	$23	$14	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209	1,400	5	3	8	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.528	600	0	11	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648	20,300	314	30	344	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528	3,700	81	(4)	77	0	(3)

$391	$63	$454	$1	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	43,400	$(211)	$(40)	$(251)	$60	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	15,700	1,524	2,567	4,091	0	(27)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	8,000	891	605	1,496	0	(16)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	3,900	800	2,361	3,161	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$4,600	2	91	93	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026	44,400	722	(1,073)	(351)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	35,000	328	549	877	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	12,450	(2)	460	458	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	49,800	(123)	(1,536)	(1,659)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	20,600	(5)	732	727	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027	90,000	(893)	1,694	801	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	6,000	(2)	214	212	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	19,900	(51)	(587)	(638)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	73,900	280	(1,658)	(1,378)	33	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	3,385	(4,032)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	3,027	3,016	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	4,626	4,609	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(273)	1,250	114	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(12,694)	(3,967)	159	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	262	(470)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	17,058	17,411	234	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,100	(5,582)	591	(4,991)	253	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	514	454	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	806	805	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	1,844	2,996	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	11,801	10,436	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	17,156	18,026	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	1,501	(8,045)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(10,562)	(14,587)	0	(242)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	683	680	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,249	7,112	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	11,304	11,235	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	11,180	11,066	66	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,131	3,102	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,594	8,133	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	60,043	61,005	371	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	2,600	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(57)	(57)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,296	2,688	0	(23)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,329	2,936	0	(34)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	(47)	102	0	(4)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	3,639	4,341	0	(39)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	4,694	5,174	0	(34)

							$(7,392)	$155,360	$147,968	$1,560	$(570)

Total Swap Agreements							$(7,001)	$155,423	$148,422	$1,561	$(573)

(n)

Securities with an aggregate market value of $1,242 and cash of $52,693 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	EUR	302,934		$353,327	$0	$(2,333)
	10/2025		$548	CAD	762	0	0
	11/2025	CAD	761		$548	0	0
BOA	10/2025		$6	JPY	821	0	0
	11/2025	DOP	204,266		$3,196	0	(55)
	11/2025	EUR	8,040		9,460	2	0
	11/2025	JPY	818		6	0	0
BPS	10/2025	EUR	12,389		14,611	66	0
	10/2025	IDR	248,033		15	0	0
	10/2025	TRY	3,759		89	0	(1)
	10/2025		$36	IDR	585,727	0	0
	10/2025		6	JPY	951	0	0
	10/2025		17	TRY	730	0	0
	11/2025	JPY	948		$6	0	0
	12/2025		$15	IDR	248,747	0	0
	08/2030	KWD	163		$550	7	0
BRC	10/2025	GBP	3,946		5,329	22	0
	10/2025	TRY	117,328		2,820	0	(2)
	10/2025		$17,888	TRY	762,604	394	0
	11/2025	EUR	811		$955	1	0
	11/2025		$10,806	TRY	470,288	122	0
	12/2025		5,657		248,983	10	0
BSH	12/2025	PEN	7,113		$1,998	0	(47)
	02/2026		2,916		834	0	(3)
CBK	10/2025	EUR	8,040		9,426	0	(14)
	10/2025	GBP	6,843		9,299	96	0
	10/2025	HKD	85,552		11,003	5	0
	10/2025	IDR	256,164		15	0	0
	10/2025		$2,450	EUR	2,090	6	(3)
	10/2025		11	IDR	173,609	0	0
	12/2025		15		256,890	0	0
FAR	10/2025	AUD	303		$197	0	(4)
	10/2025	JPY	38,176		260	2	0
	10/2025		$198	AUD	303	3	0
	11/2025	AUD	303		$198	0	(3)
	11/2025	PEN	6,692		1,823	0	(102)
	12/2025		$218	MXN	4,139	6	0
GLM	10/2025	IDR	246,080		$15	0	0
	10/2025		$11	IDR	175,192	0	0
	11/2025	DOP	212,873		$3,323	0	(66)
	12/2025		$15	IDR	246,670	0	0
	01/2026	DOP	280,824		$4,544	106	0
	02/2026		50,033		770	0	(17)
	03/2026		259,610		4,011	5	(66)
JPM	10/2025	BRL	1,576		296	0	0
	10/2025	CAD	761		551	4	0
	10/2025		$289	BRL	1,576	7	0
	10/2025		11	IDR	187,654	0	0
	10/2025		2,052	TRY	87,576	47	0
MBC	10/2025	EUR	17,620		$20,756	70	0
	10/2025	GBP	10,760		14,528	57	0
	10/2025		$5,162	EUR	4,387	0	(12)
	10/2025		3	JPY	472	0	0
	11/2025	JPY	470		$3	0	0
MYI	10/2025		425		3	0	0
	10/2025		$121	JPY	17,986	1	0
	11/2025	JPY	17,924		$120	0	(1)
NGF	10/2025		$10	IDR	157,348	0	0
	10/2025		772	TRY	33,464	14	0
	12/2025		1,827		80,124	6	0
SCX	10/2025	IDR	198,143		$12	0	0
	10/2025	JPY	1,219		8	0	0
	10/2025		$74,467	GBP	55,672	406	0
	10/2025		11	IDR	174,575	0	0
	11/2025	GBP	55,672		$74,480	0	(406)
	12/2025		$12	IDR	198,644	0	0
SOG	10/2025	BRL	1,581		$296	0	(1)
	10/2025	JPY	19,922		135	1	0
	10/2025		$297	BRL	1,580	0	0
	10/2025		383,924	EUR	326,466	0	(636)
	10/2025		1,848	GBP	1,359	0	(20)
	10/2025		263	JPY	39,170	2	0
	11/2025	EUR	326,466		$384,694	639	0
	11/2025	JPY	39,035		263	0	(2)
	12/2025		$296	BRL	1,603	1	0
SSB	10/2025	GBP	35,482		$47,827	107	0

Total Forward Foreign Currency Contracts						$2,215	$(3,794)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.917%	$8,500	$(351)	$375	$24	$0
BPS	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593	900	1	0	1	0
BRC	Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.917	9,500	(392)	418	26	0
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410	2,000	(10)	30	20	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	7,400	0	446	446	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	1,588	0	20	20	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638	1,000	140	(66)	74	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682	900	(25)	37	12	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	3,500	(30)	34	4	0
JPM	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682	200	(6)	9	3	0
MYC	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682	400	(10)	15	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.159	2,600	(507)	418	0	(89)
MYI	Turkiye Government International Bonds	1.000	Quarterly	12/20/2033	3.191	3,000	(597)	181	0	(416)

							$(1,787)	$1,917	$635	$(505)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046	$16,867	$(4,521)	$3,196	$0	$(1,325)
GST	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045	6,265	(297)	(235)	0	(532)
	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	1,431	(380)	268	0	(112)
MEI	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	19,719	(5,281)	3,733	0	(1,548)
MYC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	21,468	(3,780)	2,094	0	(1,686)

							$(14,259)	$9,056	$0	$(5,203)

Total Swap Agreements							$(16,046)	$10,973	$635	$(5,708)

(p)

Securities with an aggregate market value of $7,298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$12,078	$557,489	$280,303	$849,870
Corporate Bonds & Notes
Banking & Finance	5,500	153,777	2,113	161,390
Industrials	3,900	667,608	97,415	768,923
Utilities	0	80,166	0	80,166
Convertible Bonds & Notes
Industrials	0	48,150	0	48,150
Municipal Bonds & Notes
Arizona	0	2,204	0	2,204
California	0	1,901	0	1,901
Michigan	0	5,060	0	5,060
West Virginia	0	7,355	0	7,355
U.S. Government Agencies	0	111,511	8,657	120,168
Non-Agency Mortgage-Backed Securities	0	159,384	13,552	172,936
Asset-Backed Securities
Automobile ABS Other	0	8,889	0	8,889
CMBS Other	0	19	0	19
Home Equity Other	0	82,740	0	82,740
Home Equity Sequential	0	3	0	3
Whole Loan Collateral	0	13,519	0	13,519
Other ABS	0	30,832	5,511	36,343
Sovereign Issues	0	168,610	0	168,610
Common Stocks
Communication Services	5,816	0	6,019	11,835
Consumer Discretionary	0	0	82	82
Financials	533	19,223	0	19,756
Health Care	0	0	57,416	57,416
Industrials	9	0	30,666	30,675
Warrants
Financials	0	0	1,548	1,548
Preferred Securities
Banking & Finance	0	5,618	9,034	14,652
Industrials	0	5,428	7,328	12,756
Real Estate Investment Trusts
Real Estate	6,856	0	0	6,856
Short-Term Instruments
Mutual Funds	0	544	0	544
U.S. Treasury Bills	0	12,253	0	12,253

$34,692	$2,142,283	$519,644	$2,696,619
Investments in Affiliates, at Value
Common Stocks
Financials	0	0	7,961	7,961
Short-Term Instruments
Central Funds Used for Cash Management Purposes	33,221	0	0	33,221

$33,221	$0	$7,961	$41,182

Total Investments	$67,913	$2,142,283	$527,605	$2,737,801

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,561	0	1,561
Over the counter	0	2,384	466	2,850

$0	$3,945	$466	$4,411
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(573)	0	(573)
Over the counter	0	(4,299)	(5,203)	(9,502)

$0	$(4,872)	$(5,203)	$(10,075)

Total Financial Derivative Instruments	$0	$(927)	$(4,737)	$(5,664)

Totals	$67,913	$2,141,356	$522,868	$2,732,137

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$160,420	$6,669	$(2,972)	$248	$306	$(2,030)	$117,662	$0	$280,303	$(2,066)
Corporate Bonds & Notes
Banking & Finance	862	2,105	(6)	0	0	37	0	(885)	2,113	7
Industrials	44,914	48,546	0	52	0	3,903	0	0	97,415	3,903

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

U.S. Government Agencies	8,490	0	(38)	10	12	183	0	0	8,657	182
Non-Agency Mortgage-Backed Securities	0	13,558	0	0	0	(6)	0	0	13,552	(6)
Asset-Backed Securities
Other ABS	6,139	0	0	9	(2,227)	1,590	0	0	5,511	(382)
Common Stocks
Communication Services	23,486	0	(20,869)	0	11,074	(7,672)	0	0	6,019	5,689
Consumer Discretionary	82	0	0	0	0	0	0	0	82	0
Health Care	57,417	0	0	0	0	(1)	0	0	57,416	0
Industrials	26,133	0	0	0	0	4,533	0	0	30,666	4,533
Warrants
Communication Services	4,604	0	(4,149)	0	1,096	(1,551)	0	0	0	0
Financials	3	1,681	(16)	0	(10,148)	10,028	0	0	1,548	(132)
Preferred Securities
Banking & Finance	0	9,034	0	0	0	0	0	0	9,034	0
Industrials	7,061	0	0	0	0	267	0	0	7,328	268

	$339,611	$81,593	$(28,050)	$319	$113	$9,281	$117,662	$(885)	$519,644	$11,996
Investments in Affiliates, at Value
Common Stocks
Financials	$15,920	$8,639	$(16,002)	$0	$0	$(73)	$0	$(523)	$7,961	$(16,564)
Financial Derivative Instruments – Assets
Over the counter	$450	$0	$(2)	$0	$0	$18	$0	$0	$466	$18

Financial Derivative Instruments – Liabilities
Over the counter	$(5,264)	$111	$(72)	$0	$239	$(217)	$0	$0	$(5,203)	$(217)

Totals	$350,717	$90,343	$(44,126)	$319	$352	$9,009	$117,662	$(1,408)	$522,868	$(4,767)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$25,368	Comparable Companies	EBITDA Multiple	X	16.290	—
	500	Cost	Purchase Price		100.000	—
	63,971	Discounted Cash Flow	Discount Rate		4.790 - 50.000	7.711
	26,915	Indicative Market Quotation	Broker Quote		72.500 - 101.750	9.392
	17,900	Recent Transaction	Purchase Price		100.000	—
	145,649	Third Party Vendor	Broker Quote		40.500 - 122.000	104.205
Corporate Bonds & Notes
Banking & Finance	2,113	Recent Transaction	Purchase Price		100.000	—
Industrials	46,833	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.970/10.000	—
	3,182	Indicative Market Quotation	Broker Quote		62.500 - 71.000	63.069
	47,400	Recent Transaction	Purchase Price		100.000	—
U.S. Government Agencies	8,657	Discounted Cash Flow	Discount Rate		11.331	—
Non-Agency Mortgage-Backed Securities	13,552	Proxy Pricing	Base Price		100.000	—
Asset-Backed Securities
Other ABS	5,511	Discounted Cash Flow	Discount Rate		12.000 - 20.000	18.003
Common Stocks
Communication Services	5,480	Discounted Cash Flow	Discount Rate		7.930	—
	539	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	82	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500/20.750	—
Health Care	57,416	Comparable Companies	EBITDA Multiple	X	16.290	—
Industrials	28,260	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.970/10.000	—
	2,407	Indicative Market Quotation	Broker Quote		$0.375 - 21.667	21.085
Warrants
Financials	1,548	Option Pricing Model	Volatility		62.500	—
Preferred Securities
Banking & Finance	9,034	Recent Transaction	Purchase Price		$1,000.000	—
Industrials	744	Comparable Companies	EBITDA Multiple	X	12.250/10.750	—
	6,584	Discounted Cash Flow	Discount Rate		13.622	—
Investments in Affiliates, at Value
Common Stocks
Financials	7,960	Reference instrument	Stock Price w/Liquidity Discount		8.150	—
Financial Derivative Instruments- Assets
Over the counter	466	Indicative Market Quotation	Broker Quote		0.939 - 6.009	5.787

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2025 (Unaudited)

FinancialDerivative Instruments- Liabilities
Over the counter	(5,203)	Indicative Market Quotation	Broker Quote	91.500 - 92.000	91.949

Total	$522,868

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional

Notes to Financial Statements (Cont.)

changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$197,390	$287,615	$(451,800)	$89	$(73)	$33,221	$1,332	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

PIMCO Corporate & Income Opportunity Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2025	Dividend Income	Shares Held at 09/30/2025
Unity Bancorp, Inc.	$0	$8,640	$0	$0	$(679)	$7,961	$0	1,416,163

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
DOP	Dominican Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	KWD	Kuwaiti Dinar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BISTREFI	Turkish Lira Overnight Reference Rate	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
CDOR06	6 Month CDN Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR003M	3 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CMBS	Collateralized Mortgage-Backed Security